Capital Structure, Financial Risk and Related Items - Marketable Securities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities
Cost at the beginning of the period	kr 15,144
Cost at the end of the period	21,143	kr 15,144
Foreign exchange adjustments	579	40
Marketable Securities
Marketable Securities
Fair value adjustment at the beginning of the period	39	79
Fair value adjustment for the period	(579)	(40)
Fair value adjustment at the end of the period	kr (540)	kr 39
Net book value in percentage of cost	0.94%	1.01%
At Cost | Marketable Securities
Marketable Securities
Cost at the beginning of the period	kr 7,380	kr 5,494
Additions for the year	12,414	5,812
Disposals for the year	(10,435)	(3,926)
Cost at the end of the period	9,359	7,380
Net Book value | Marketable Securities
Marketable Securities
Cost at the beginning of the period	7,419
Cost at the end of the period	kr 8,819	kr 7,419